REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of corrections on consolidated statement of cash flow (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net income	₽ (14,653)	$ (197.2)	₽ 23,350	₽ 11,065
Deferred income tax expense/(benefit)	(5,163)	(69.5)	666	1,845
Foreign exchange losses/(gains)	(235)	(3.2)	(2,752)	1,288
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts payable and accrued liabilities and non-income taxes payable	22,835	307.4	(2,939)	1,131
Net cash from operating activities	₽ 9,293	$ 125.1	32,604	44,379
As previously reported
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net income			24,149	11,199
Deferred income tax expense/(benefit)			685	1,845
Foreign exchange losses/(gains)			(2,835)	1,294
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts payable and accrued liabilities and non-income taxes payable			(3,674)	991
Net cash from operating activities			32,604	44,379
Adjustment
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net income			(799)	(134)
Deferred income tax expense/(benefit)			(19)
Foreign exchange losses/(gains)			83	(6)
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts payable and accrued liabilities and non-income taxes payable			₽ 735	₽ 140